UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

1010 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investment Advisors, Inc.
1010 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (816) 860-7512

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
CONSUMER DISCRETIONARY — 10.8%
Comcast Corp. - Class A	75,000	$1,266,750
Honda Motor Co., Ltd.	77,500	2,349,025
Kohl's Corp.*	39,000	2,224,950
TJX Cos., Inc.	100,000	3,715,000
VF Corp.	34,000	2,462,620
		12,018,345
CONSUMER STAPLES — 9.1%
CVS Caremark Corp.	66,000	2,358,840
McCormick & Co., Inc.	70,000	2,375,800
Philip Morris International, Inc.	70,000	3,411,800
Wal-Mart Stores, Inc.	40,000	1,963,600
		10,110,040
ENERGY — 13.1%
Apache Corp.	20,000	1,836,600
Chevron Corp.	28,000	1,972,040
EOG Resources, Inc.	20,000	1,670,200
Marathon Oil Corp.	40,000	1,276,000
National Oilwell Varco, Inc.*	61,000	2,630,930
Occidental Petroleum Corp.	35,000	2,744,000
Total S.A.[1]	40,766	2,415,793
		14,545,563
FINANCIALS — 13.9%
American Express Co.	40,000	1,356,000
Charles Schwab Corp.	140,000	2,681,000
Chubb Corp.	50,000	2,520,500
Franklin Resources, Inc.	31,500	3,168,900
T. Rowe Price Group, Inc.	60,000	2,742,000
Toronto-Dominion Bank	47,000	3,029,150
		15,497,550
HEALTH CARE — 11.6%
Baxter International, Inc.	40,000	2,280,400
Gilead Sciences, Inc.*	55,000	2,561,900
Johnson & Johnson	40,000	2,435,600
Waters Corp.*	60,000	3,351,600
Zimmer Holdings, Inc.*	42,000	2,244,900
		12,874,400
INDUSTRIALS — 10.2%
Danaher Corp.	28,000	1,884,960
Emerson Electric Co.	45,000	1,803,600
Fastenal Co.	45,000	1,741,500
L-3 Communications Holdings, Inc.	20,000	1,606,400
Norfolk Southern Corp.	15,000	646,650
Union Pacific Corp.	20,000	1,167,000
United Technologies Corp.	40,000	2,437,200
		11,287,310
INFORMATION TECHNOLOGY — 21.4%
Adobe Systems, Inc.*	80,000	2,643,200
Cisco Systems, Inc.*	125,000	2,942,500
Google, Inc. - Class A*	6,000	2,975,100
Intel Corp.	120,000	2,348,400
McAfee, Inc.*	48,000	2,101,920
Microsoft Corp.	110,000	2,847,900
Oracle Corp.	140,000	2,917,600
QUALCOMM, Inc.	60,000	2,698,800
Telefonaktiebolaget LM Ericsson	227,000	2,274,540
		23,749,960
MATERIALS — 5.7%
BHP Billiton Ltd.	17,000	1,122,170
Ecolab, Inc.	60,000	2,773,800
Praxair, Inc.	30,000	2,450,700
		6,346,670
UTILITIES — 3.0%
Dominion Resources, Inc.	50,000	1,725,000
FPL Group, Inc.	30,000	1,656,900
		3,381,900
TOTAL COMMON STOCKS (Cost $101,480,266) — 98.8%		109,811,738

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank 0.010%, 10/01/09	$369,000	369,000
Federal Home Loan Bank 0.000%, 10/01/09	800,000	800,000
		1,169,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,169,000) — 1.1%		1,169,000

TOTAL INVESTMENTS (Cost $102,649,266) — 99.9%		110,980,738

Other assets less liabilities — 0.1%		117,802

TOTAL NET ASSETS —100.0%		$111,098,540

(equivalent to $11.12 per share; unlimited shares of $1.00 par value capital shares authorized; 9,986,868 shares outstanding)

* Non-income producing security
[1] ADR - American Depositary Receipt
See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY — 15.6%
American Eagle Outfitters, Inc.	69,350	$1,169,241
Carnival Corp.	54,575	1,816,256
Coach, Inc.	19,725	649,347
Family Dollar Stores, Inc.	36,125	953,700
H&R Block, Inc.	73,700	1,354,606
Jack in the Box, Inc.*	6,300	129,087
Johnson Controls, Inc.	41,950	1,072,242
Mohawk Industries, Inc.*	24,675	1,176,751
Nordstrom, Inc.	25,825	788,695
NVR, Inc.*	1,340	854,076
priceline.com, Inc.*	7,025	1,164,885
Ross Stores, Inc.	5,000	238,850
TJX Cos., Inc.	7,450	276,768
		11,644,504
CONSUMER STAPLES — 1.2%
H.J. Heinz Co.	21,775	865,556

ENERGY — 12.5%
Arch Coal, Inc.	20,225	447,579
Cimarex Energy Co.	74,100	3,210,012
Consol Energy, Inc.	4,350	196,229
National Oilwell Varco, Inc.*	40,150	1,731,669
Nexen, Inc.	71,300	1,609,241
Plains Exploration & Production Co.*	46,475	1,285,499
Valero Energy Corp.	45,300	878,367
		9,358,596
FINANCIALS — 18.6%
Annaly Capital Management, Inc. REIT	80,025	1,451,653
Arch Capital Group Ltd.*	17,225	1,163,376
Arthur J. Gallagher & Co.	21,350	520,300
Axis Capital Holdings Ltd.	24,100	727,338
Bank of Hawaii Corp.	24,925	1,035,385
Chubb Corp.	25,075	1,264,031
First American Corp.	17,200	556,764
Franklin Resources, Inc.	17,870	1,797,722
Host Hotels & Resorts, Inc. REIT	186,200	2,191,574
National Retail Properties, Inc. REIT	63,900	1,371,933
PartnerRe Ltd.	5,175	398,165
Progressive Corp.*	83,825	1,389,818
		13,868,059
HEALTH CARE — 7.4%
Becton, Dickinson and Co.	17,850	1,245,037
C.R. Bard, Inc.	15,700	1,234,177
Coventry Health Care, Inc.*	51,625	1,030,435
Henry Schein, Inc.*	13,550	744,031
Hospira, Inc.*	20,175	899,805
Zimmer Holdings, Inc.*	6,725	359,451
		5,512,936
INDUSTRIALS — 14.5%
AGCO Corp.*	34,200	944,946
Cummins, Inc.	16,025	718,080
FedEx Corp.	14,775	1,111,376
First Solar, Inc.*	3,190	487,623
Foster Wheeler Ltd.*	24,775	790,570
Harsco Corp.	18,475	654,200
Lincoln Electric Holdings, Inc.	32,775	1,555,174
Masco Corp.	67,525	872,423
Parker Hannifin Corp.	37,275	1,932,336
Terex Corp.*	84,575	1,753,240
		10,819,968
INFORMATION TECHNOLOGY — 15.9%
Avnet, Inc.*	102,975	2,674,261
Check Point Software Technologies*	19,075	540,776
Computer Sciences Corp.*	29,525	1,556,263
eBay, Inc.*	51,250	1,210,012
Hewitt Associates, Inc. - Class A*	15,800	575,594
Lam Research Corp.*	94,325	3,222,142
SAIC, Inc.*	20,200	354,308
Sybase, Inc.*	18,775	730,348
Teradata Corp.*	35,250	970,080
		11,833,784
MATERIALS — 10.7%
Agnico-Eagle Mines Ltd.	23,900	1,621,615
Allegheny Technologies, Inc.	51,090	1,787,639
Cliffs Natural Resources, Inc.	67,500	2,184,300
Freeport-McMoRan Copper & Gold, Inc.	15,000	1,029,150
Sigma-Aldrich Corp.	14,550	785,409
Walter Industries, Inc.	9,600	576,576
		7,984,689
MISCELLANEOUS — 0.8%
Market Vectors - Gold Miners ETF*	13,575	614,812

TELECOMMUNICATION SERVICES — 1.3%
Millicom International Cellular S.A.*	13,825	1,005,630

UTILITIES — 0.5%
Westar Energy, Inc.	18,750	365,812

TOTAL COMMON STOCKS (Cost $55,803,360) — 99.0%		73,874,346

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank 0.010%, 10/01/09	$300,000	300,000
Federal Home Loan Bank 0.000%, 10/01/09	643,000	643,000
		943,000
TOTAL SHORT-TERM INVESTMENTS (Cost $943,000) — 1.3%		943,000

TOTAL INVESTMENTS (Cost $56,746,360) — 100.3%		74,817,346

Liabilities less other assets — (0.3)%		(220,247)

TOTAL NET ASSETS —100.0%		$74,597,099

(equivalent to $10.13 per share; unlimited shares of $1.00 par value capital shares authorized; 7,364,540 shares outstanding)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY — 16.4%
Big Lots, Inc.*	200,000	$5,004,000
Buckle, Inc.	100,000	3,414,000
Career Education Corp.*	100,000	2,438,000
Carter's, Inc.*	225,000	6,007,500
Cato Corp. - Class A	79,449	1,612,020
Coinstar, Inc.*	100,000	3,298,000
Collective Brands, Inc.*	300,000	5,199,000
Deckers Outdoor Corp.*	50,000	4,242,500
Dick's Sporting Goods, Inc.*	135,000	3,024,000
Foot Locker, Inc.	460,000	5,497,000
Gymboree Corp.*	70,000	3,386,600
Helen of Troy Ltd.*	210,000	4,080,300
Jarden Corp.	300,000	8,421,000
LKQ Corp.*	175,000	3,244,500
Monro Muffler, Inc.	74,554	2,370,072
Peet's Coffee & Tea, Inc.*	135,000	3,811,050
Phillips-Van Heusen Corp.	100,000	4,279,000
Tempur-Pedic International, Inc.*	150,000	2,841,000
Thor Industries, Inc.	350,000	10,832,500
Williams-Sonoma, Inc.	130,000	2,629,900
		85,631,942
CONSUMER STAPLES — 1.4%
Casey's General Stores, Inc.	85,000	2,667,300
Green Mountain Coffee Roasters, Inc.*	20,000	1,476,800
NBTY, Inc.*	80,000	3,166,400
		7,310,500
ENERGY — 11.8%
Alpha Natural Resources, Inc.*	140,000	4,914,000
Arena Resources, Inc.*	200,000	7,100,000
Atwood Oceanics, Inc.*	80,000	2,821,600
Bristow Group, Inc.*	160,000	4,750,400
Complete Production Services, Inc.*	300,000	3,390,000
Comstock Resources, Inc.*	60,000	2,404,800
Dril-Quip, Inc.*	90,000	4,467,600
Encore Acquisition Co.*	220,000	8,228,000
Gulf Island Fabrication, Inc.	100,000	1,874,000
Hornbeck Offshore Services, Inc.*	125,000	3,445,000
Lufkin Industries, Inc.	80,000	4,254,400
Oil States International, Inc.*	120,000	4,215,600
Penn Virginia Corp.	55,000	1,260,050
Swift Energy Co.*	50,000	1,184,000
Tetra Technologies, Inc.*	305,000	2,955,450
Unit Corp.*	100,000	4,125,000
		61,389,900
FINANCIALS — 3.9%
Janus Capital Group, Inc.	300,000	4,254,000
Navigators Group, Inc.*	50,000	2,750,000
Old National Bancorp	250,000	2,800,000
Stifel Financial Corp.*	55,000	3,019,500
SVB Financial Group*	60,000	2,596,200
Waddell & Reed Financial, Inc. - Class A	180,000	5,121,000
		20,540,700
HEALTH CARE — 8.0%
Abaxis, Inc.*	160,000	4,280,000
Amedisys, Inc.*	120,000	5,235,600
Catalyst Health Solutions, Inc.*	120,000	3,498,000
Haemonetics Corp.*	50,000	2,806,000
Immucor, Inc.*	150,000	2,655,000
IRIS International, Inc.*	150,000	1,695,000
Merit Medical Systems, Inc.*	120,000	2,079,600
Owens & Minor, Inc.	160,000	7,240,000
Palomar Medical Technologies, Inc.*	100,000	1,621,000
Phase Forward, Inc.*	165,000	2,316,600
Quality Systems, Inc.	80,000	4,925,600
Techne Corp.	55,000	3,440,250
		41,792,650
INDUSTRIALS — 21.7%
A.O. Smith Corp.	100,000	3,810,000
Ameron International Corp.	30,000	2,099,400
Ampco-Pittsburgh Corp.	100,000	2,659,000
BE Aerospace, Inc.*	300,000	6,042,000
Bucyrus International, Inc.	250,000	8,905,000
Copart, Inc.*	100,000	3,321,000
EMCOR Group, Inc.*	50,000	1,266,000
EnerSys*	112,500	2,488,500
Esterline Technologies Corp.*	36,550	1,433,125
General Cable Corp.*	140,000	5,481,000
Harsco Corp.	80,000	2,832,800
Herman Miller, Inc.	150,000	2,536,500
ICF International, Inc.*	165,000	5,002,800
IDEX Corp.	175,000	4,891,250
Kansas City Southern*	225,000	5,960,250
Kaydon Corp.	65,000	2,107,300
Kennametal, Inc.	125,000	3,076,250
Layne Christensen Co.*	100,000	3,205,000
Lincoln Electric Holdings, Inc.	80,000	3,796,000
Lindsay Corp.	42,562	1,676,092
Middleby Corp.*	70,000	3,850,700
Orion Marine Group, Inc.*	220,000	4,518,800
Quanex Building Products Corp.	300,000	4,308,000
Simpson Manufacturing Co., Inc.	110,000	2,778,600
SYKES Enterprises, Inc.*	250,000	5,205,000
Terex Corp.*	125,000	2,591,250
TrueBlue, Inc.*	270,000	3,798,900
Wabtec Corp.	140,000	5,254,200
Watsco, Inc.	100,000	5,391,000
Werner Enterprises, Inc.	100,000	1,863,000
Woodward Governor Co.	50,000	1,213,000
		113,361,717
INFORMATION TECHNOLOGY — 28.1%
ANSYS, Inc.*	75,000	2,810,250
Blue Coat Systems, Inc.*	215,000	4,856,850
CommScope, Inc.*	700,000	20,951,000
Compellent Technologies, Inc.*	400,000	7,220,000
Cymer, Inc.*	120,000	4,663,200
Digital River, Inc.*	75,000	3,024,000
Diodes, Inc.*	161,813	2,927,197
Informatica Corp.*	180,000	4,064,400
j2 Global Communications, Inc.*	130,000	2,991,300
Micrel, Inc.	275,000	2,241,250
Micros Systems, Inc.*	175,000	5,283,250
Microsemi Corp.*	150,000	2,368,500
Netgear, Inc.*	150,000	2,752,500
Netlogic Microsystems, Inc.*	75,000	3,375,000
Park Electrochemical Corp.	190,000	4,683,500
Pegasystems, Inc.	75,000	2,589,750
Pericom Semiconductor Corp.*	291,641	2,860,998
Plantronics, Inc.	120,000	3,217,200
Polycom, Inc.*	100,000	2,675,000
QLogic Corp.*	280,000	4,816,000
Rofin-Sinar Technologies, Inc.*	125,000	2,870,000
Rovi Corp.*	165,000	5,544,000
Semtech Corp.*	180,000	3,061,800
Silicon Laboratories, Inc.*	100,000	4,636,000
Skyworks Solutions, Inc.*	550,000	7,282,000
Standard Microsystems Corp.*	250,000	5,802,500
Supertex, Inc.*	50,000	1,500,000
Sybase, Inc.*	125,000	4,862,500
Tessera Technologies, Inc.*	300,000	8,367,000
THQ, Inc.*	650,000	4,446,000
Tyler Technologies, Inc.*	175,000	2,990,750
Valueclick, Inc.*	300,000	3,957,000
Viasat, Inc.*	24,825	659,849
		146,350,544
MATERIALS — 7.7%
Albemarle Corp.	90,000	3,114,000
Brush Engineered Materials, Inc.*	150,000	3,669,000
Carpenter Technology Corp.	200,000	4,678,000
Coeur d'Alene Mines Corp.*	275,000	5,637,500
Compass Minerals International, Inc.	60,000	3,697,200
OM Group, Inc.*	110,000	3,342,900
Royal Gold, Inc.	120,000	5,472,000
Schweitzer-Mauduit International, Inc.	75,000	4,077,000
Scotts Miracle-Gro Co. - Class A	153,450	6,590,677
		40,278,277
TOTAL COMMON STOCKS (Cost $444,561,699) — 99.0%		516,656,230

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank 0.010%, 10/01/09	$2,794,000	2,794,000
Federal Home Loan Bank 0.000%, 10/01/09	5,987,000	5,987,000
		8,781,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,781,000) — 1.7%		8,781,000

TOTAL INVESTMENTS (Cost $453,342,699) — 100.7%		525,437,230

Liabilities less other assets — (0.7)%		(3,550,387)

TOTAL NET ASSETS —100.0%		$521,886,843

(equivalent to $12.23 per share; unlimited shares of $1.00 par value capital shares authorized; 42,660,999 shares outstanding)

* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT TRENDSTAR SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 10.4%
Aeropostale, Inc.*	2,900	$126,063
American Eagle Outfitters, Inc.	7,400	124,764
Callaway Golf Co.	16,900	128,609
Cracker Barrel Old Country Store, Inc.	3,600	123,840
Guess?, Inc.	3,400	125,936
Jos. A. Bank Clothiers, Inc.*	4,300	192,511
Penn National Gaming, Inc.*	4,900	135,534
Ryland Group, Inc.	5,900	124,313
Steiner Leisure Ltd.*	5,600	200,256
		1,281,826
CONSUMER STAPLES — 4.0%
Alberto-Culver Co.	10,700	296,176
Ralcorp Holdings, Inc.*	3,400	198,798
		494,974
ENERGY — 3.7%
Cameco Corp.	11,300	314,140
USEC, Inc.*	30,200	141,638
		455,778
FINANCIALS — 11.7%
Boston Private Financial Holdings, Inc.	38,193	248,636
Federated Investors, Inc. - Class B	12,600	332,262
Janus Capital Group, Inc.	10,397	147,430
SEI Investments Co.	17,900	352,272
Waddell & Reed Financial, Inc. - Class A	12,800	364,160
		1,444,760
HEALTH CARE — 20.6%
Amedisys, Inc.*	2,900	126,527
AMERIGROUP Corp.*	6,239	138,319
Amsurg Corp.*	17,115	363,351
Bio-Reference Labs, Inc.*	10,516	361,750
Catalyst Health Solutions, Inc.*	5,200	151,580
Centene Corp.*	7,800	147,732
Gentiva Health Services, Inc.*	15,549	388,880
ICU Medical, Inc.*	5,832	214,968
Illumina, Inc.*	6,400	272,000
inVentiv Health, Inc.*	12,600	210,798
Life Technologies Corp.*	3,700	172,235
		2,548,140
INDUSTRIALS — 13.8%
Acuity Brands, Inc.	6,600	212,586
CRA International, Inc.*	5,126	139,888
Energy Conversion Devices, Inc.*	3,900	45,162
Forward Air Corp.	9,232	213,721
General Cable Corp.*	9,100	356,265
Roper Industries, Inc.	5,400	275,292
Shaw Group, Inc.*	7,200	231,048
Watson Wyatt Worldwide, Inc. - Class A	5,500	239,580
		1,713,542
INFORMATION TECHNOLOGY — 32.1%
Akamai Technologies, Inc.*	10,600	208,608
Black Box Corp.	10,502	263,495
Cabot Microelectronics Corp.*	12,109	422,120
CACI International, Inc. - Class A*	5,300	250,531
Cree, Inc.*	13,850	508,988
Cymer, Inc.*	7,400	287,564
Daktronics, Inc.	38,500	329,945
IXYS Corp.	32,120	273,341
Jack Henry & Associates, Inc.	10,100	237,047
Microsemi Corp.*	18,100	285,799
National Instruments Corp.	10,619	293,403
Quest Software, Inc.*	9,200	155,020
Varian Semiconductor Equipment Associates, Inc.*	13,856	455,031
		3,970,892
MISCELLANEOUS — 3.0%
SPDR KBW Regional Banking ETF	17,700	377,364

TOTAL COMMON STOCKS (Cost $12,002,383) — 99.3%		12,287,276

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank 0.010%, 10/01/09	$132,000	132,000
Federal Home Loan Bank 0.000%, 10/01/09	280,000	280,000
		412,000
TOTAL SHORT-TERM INVESTMENTS (Cost $412,000) — 3.3%		412,000

TOTAL INVESTMENTS (Cost $12,414,383) — 102.6%		12,699,276

Liabilities less other assets — (2.6)%		(315,835)

TOTAL NET ASSETS —100.0%		$12,383,441

(equivalent to $7.09 per share; unlimited shares of $1.00 par value capital shares authorized; 1,746,174 shares outstanding)

ETF - Exchange Traded Fund
* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (ADR'S) — 96.6%
AUSTRALIA — 4.8%
Australia & New Zealand Banking Group Ltd.	3,363,200	$72,073,376
BHP Billiton Ltd.	931,976	61,519,736
CSL Ltd.[2]	1,478,140	43,648,896
Woodside Petroleum Ltd.	763,067	35,101,082
		212,343,090
BRAZIL — 4.0%
Cia de Bebidas das Americas	889,680	73,185,077
Empresa Brasileira de Aeronautica S.A.*	1,196,365	27,444,613
Petroleo Brasileiro S.A.	1,090,358	50,047,432
Vale S.A.	1,265,000	29,259,450
		179,936,572
CANADA — 6.0%
Enbridge, Inc.[2]	1,228,751	47,675,539
Imperial Oil Ltd.[2]	857,570	32,613,387
Potash Corp. of Saskatchewan, Inc.[2]	326,402	29,487,157
Research In Motion Ltd.*2	393,800	26,601,190
Royal Bank of Canada[2]	1,168,900	62,617,973
Toronto-Dominion Bank[2]	1,088,749	70,169,873
		269,165,119
CHILE — 1.0%
Sociedad Quimica y Minera de Chile S.A.	1,112,770	43,542,690

DENMARK — 0.7%
Novo Nordisk A/S	515,500	32,450,725

FINLAND — 1.5%
Sampo Oyj - A Shares[2]	2,691,165	67,702,017

FRANCE — 7.0%
Air Liquide S.A.	1,729,342	39,550,052
AXA S.A.	2,183,265	59,057,318
Dassault Systemes S.A.[2]	802,900	44,704,664
Groupe Danone [2]	618,562	37,234,883
LVMH Moet Hennessy Louis Vuitton S.A.[2]	490,346	49,263,968
Technip S.A.	667,165	42,698,560
Total S.A.	696,692	41,285,968
		313,795,413
GERMANY — 7.4%
Adidas A.G.	2,055,333	54,774,624
Allianz S.E.	4,456,901	55,622,124
Bayer A.G.	476,331	33,152,638
Fresenius Medical Care A.G. & Co. KGaA	868,700	43,209,138
Henkel A.G. & Co. KGaA	921,800	39,545,220
SAP A.G.	925,780	45,242,869
Siemens A.G.	610,435	56,746,038
		328,292,651
GREECE — 1.7%
Coca Cola Hellenic Bottling Co., S.A.[2]	2,786,712	74,097,780

HONG KONG — 0.7%
CLP Holdings Ltd.	4,659,280	31,450,140

HUNGARY — 1.6%
Magyar Telekom Telecommunications PLC	1,290,570	28,392,540
MOL Hungarian Oil and Gas NyRt.*	997,474	41,475,368
		69,867,908
INDIA — 1.2%
Infosys Technologies Ltd.	1,113,764	54,006,416

IRELAND — 1.0%
Ryanair Holdings PLC*	1,551,141	45,045,135

ISRAEL — 1.4%
Teva Pharmaceutical Industries Ltd.	1,237,911	62,588,780

ITALY — 1.9%
Luxottica Group S.p.A.*	1,677,030	43,317,685
Saipem S.p.A.[2]	1,409,618	42,405,991
		85,723,676
JAPAN — 10.6%
Asahi Breweries Ltd.[2]	2,198,980	40,327,527
Canon, Inc.	1,460,830	58,418,592
Fanuc Ltd.[2]	543,630	48,877,216
Honda Motor Co., Ltd.	1,571,205	47,623,224
Japan Tobacco, Inc.[2]	7,226	24,857,408
Komatsu Ltd.	710,702	53,139,188
Kubota Corp.	990,000	40,976,100
Nidec Corp.	2,905,150	59,061,699
NTT DoCoMo, Inc.	2,119,000	33,607,340
Terumo Corp.[2]	1,192,039	65,769,505
		472,657,799
LUXEMBOURG — 0.8%
Millicom International Cellular S.A.*2	512,401	37,272,049

MEXICO — 2.1%
Grupo Televisa S.A.	3,097,743	57,587,042
Wal-Mart de Mexico S.A.B. de C.V.	996,080	34,534,094
		92,121,136
NETHERLANDS — 3.5%
Aegon N.V.*2	7,370,263	62,352,425
ING Groep N.V.*	3,708,040	66,114,353
Koninklijke Ahold N.V.	2,295,789	27,664,258
		156,131,036
NORWAY — 0.8%
Tandberg ASA[2]	1,433,700	34,172,778

SINGAPORE — 1.4%
United Overseas Bank Ltd.	2,696,840	63,618,456

SOUTH KOREA — 1.8%
POSCO	469,644	48,814,797
Shinsegae Co., Ltd.[2]	57,700	29,137,704
		77,952,501
SPAIN — 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	3,300,092	58,873,641
Iberdrola S.A.	758,648	29,693,483
Inditex S.A.[2]	1,004,570	57,578,117
Telefonica S.A.	729,548	60,486,824
		206,632,065
SWEDEN — 4.7%
Hennes & Mauritz A.B. - B Shares[2]	1,154,230	64,619,978
Sandvik A.B.	4,172,430	46,105,352
SKF A.B.	1,307,209	20,653,902
Svenska Cellulosa A.B. - B Shares[2]	2,267,620	30,643,952
Telefonaktiebolaget LM Ericsson	4,810,375	48,199,957
		210,223,141
SWITZERLAND — 9.5%
ABB Ltd.*	3,282,610	65,783,504
Givaudan S.A.[2]	47,700	35,716,392
Lonza Group A.G.[2]	359,287	39,124,440
Nestle S.A.	962,075	41,070,982
Nobel Biocare Holding A.G.[2]	635,200	20,995,818
Roche Holding A.G.	797,600	32,382,560
Sonova Holding A.G.[2]	366,000	36,857,473
Swiss Reinsurance	1,295,161	58,282,245
Syngenta A.G.	880,768	40,471,289
UBS A.G.*2	2,982,700	54,613,237
		425,297,940
TAIWAN — 2.0%
HON HAI Precision Industry Co., Ltd.[2]	7,725,655	31,000,668
Taiwan Semiconductor Manufacturing Co., Ltd.	5,217,305	57,181,663
		88,182,331
UNITED KINGDOM — 9.3%
BG Group PLC	527,559	45,934,562
British American Tobacco PLC	661,500	41,839,875
HSBC Holdings PLC	1,423,907	81,661,067
Prudential PLC	3,810,797	73,395,950
Reckitt Benckiser Group PLC[2]	812,620	39,740,796
Sage Group PLC[2]	14,909,028	55,649,562
Tesco PLC	2,158,800	41,470,548
Vodafone Group PLC	1,451,866	32,666,985
		412,359,345
UNITED STATES — 3.6%
Aflac, Inc.[2]	1,260,270	53,863,940
Mettler-Toledo International, Inc.*2	729,890	66,120,735
Synthes, Inc.[2]	338,458	40,737,597
		160,722,272
TOTAL COMMON STOCKS (ADR'S)
(Cost $3,543,042,728) — 96.6%		4,307,350,961

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank
0.010%, 10/01/09	$31,259,000	31,259,000
Federal Home Loan Bank
0.000%, 10/01/09	66,980,000	66,980,000
0.010%, 10/05/09	40,644,000	40,643,955

TOTAL SHORT-TERM INVESTMENTS
(Cost $138,882,955) — 3.1%		138,882,955

TOTAL INVESTMENTS
(Cost $3,681,925,683) — 99.7%		4,446,233,916

Other assets less liabilities — 0.3%		11,226,960

TOTAL NET ASSETS —100.0%		$4,457,460,876

(equivalent to $28.12 per share; unlimited shares of $1.00 par value capital shares authorized; 158,517,170 shares outstanding)

ADR – American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security
[2] Non ADR
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (ADR'S) — 96.0%
AUSTRALIA — 1.0%
Mount Gibson Iron Ltd.*2	224,000	$217,457

BRAZIL — 1.3%
Empresa Brasileira de Aeronautica S.A.*	13,000	298,220

CANADA — 4.1%
Canadian Pacific Railway Ltd.[2]	5,850	273,487
Home Capital Group, Inc.[2]	8,755	312,009
Shoppers Drug Mart Corp.[2]	8,000	327,513
		913,009
CHILE — 4.5%
Banco Santander Chile	7,689	442,425
Sociedad Quimica y Minera de Chile S.A.	7,910	309,518
Vina Concha y Toro S.A.	5,780	240,737
		992,680
FINLAND — 2.1%
Sampo Oyj - A Shares[2]	18,481	464,929

FRANCE — 7.4%
Cie Generale d'Optique Essilor International S.A.[2]	2,790	158,831
Dassault Systemes S.A.	5,000	279,750
Gemalto N.V.*2	7,050	328,385
Neopost S.A.[2]	3,500	313,777
SEB S.A.[2]	5,400	286,419
Technip S.A.	4,475	286,400
		1,653,562
GERMANY — 9.3%
Adidas A.G.	13,615	362,840
Bijou Brigitte A.G.[2]	2,840	508,468
Fresenius S.E.[2]	3,755	218,735
Pfeiffer Vacuum Technology A.G.[2]	3,775	307,364
Rational A.G.[2]	1,900	265,239
Tognum A.G.[2]	10,100	172,738
Wirecard A.G.[2]	19,100	227,826
		2,063,210
GREECE — 1.4%
Coca Cola Hellenic Bottling Co., S.A.	12,060	317,902

HONG KONG — 3.3%
CLP Holdings Ltd.	24,480	165,240
Wing Hang Bank Ltd.	29,338	577,293
		742,533
HUNGARY — 2.2%
Magyar Telekom Telecommunications PLC	10,400	228,800
MOL Hungarian Oil and Gas NyRt.*	6,152	255,803
		484,603
IRELAND — 3.9%
Irish Life & Permanent PLC*2	42,648	350,361
Ryanair Holdings PLC*	17,700	514,008
		864,369
ISRAEL — 0.4%
Israel Chemicals Ltd.[2]	8,400	95,867

ITALY — 4.8%
Benetton Group S.p.A.	15,515	313,869
Finmeccanica S.p.A.[2]	19,630	346,631
Luxottica Group S.p.A.*	15,800	408,114
		1,068,614
JAPAN — 15.4%
Asahi Breweries Ltd.[2]	16,100	295,261
Hogy Medical Co., Ltd.[2]	1,300	73,033
Japan Smaller Capitalization Fund, Inc. CEF[2]	75,000	593,250
Kao Corp.	625	153,437
Nidec Corp.	20,720	421,238
SECOM Co., Ltd.[2]	4,000	201,932
SMC Corp.[2]	3,100	382,242
SPDR Russell/Nomura Small Cap Japan ETF[2]	13,200	531,036
Suzuki Motor Corp.[2]	10,600	248,026
Sysmex Corp.[2]	2,800	121,338
Terumo Corp.[2]	2,267	125,079
TonenGeneral Sekiyu KK2	8,250	80,809
Yamada Denki Co., Ltd.[2]	2,890	196,250
		3,422,931
LUXEMBOURG — 1.6%
Millicom International Cellular S.A.*2	4,950	360,063

NETHERLANDS — 1.9%
Koninklijke Vopak N.V.*2	6,350	411,761

NORWAY — 1.4%
Tandberg ASA[2]	9,280	221,192
Yara International ASA	2,900	91,611
		312,803
PORTUGAL — 1.5%
Galp Energia SGPS S.A.[2]	18,650	322,238

SINGAPORE — 3.4%
Flextronics International Ltd.*2	35,000	261,100
United Overseas Bank Ltd.	20,939	493,951
		755,051
SOUTH AFRICA — 1.1%
Naspers Ltd. - N Shares[2]	7,475	253,198

SOUTH KOREA — 0.8%
Yuhan Corp.[2]	1,150	185,932

SWEDEN — 1.4%
Svenska Cellulosa A.B.	22,590	308,128

SWITZERLAND — 9.9%
Acino Holding A.G.[2]	605	111,357
Givaudan S.A.[2]	360	269,558
Lindt & Spruengli A.G.[2]	12	332,582
Nobel Biocare Holding A.G.[2]	6,800	224,766
Schindler Holding A.G.[2]	3,950	270,451
SGS S.A.	30,120	409,632
Swiss Life Holding A.G.*2	2,626	310,251
Temenos Group A.G.*2	11,300	264,614
		2,193,211
TAIWAN — 0.9%
Siliconware Precision Industries Co.	27,750	199,245

UNITED KINGDOM — 8.4%
Capita Group PLC[2]	30,280	349,869
Informa PLC[2]	65,555	330,239
Marks & Spencer Group PLC	20,350	235,042
Premier Oil PLC*2	7,467	144,492
Sage Group PLC	20,020	297,097
Shire PLC	1,540	80,526
Willis Group Holdings Ltd.[2]	14,904	420,591
		1,857,856
UNITED STATES — 2.6%
Central European Distribution Corp.*2	6,000	196,560
Mettler-Toledo International, Inc.*2	2,845	257,728
Synthes, Inc.[2]	1,095	131,797
		586,085
TOTAL COMMON STOCKS (ADR'S) (COST $20,615,185) — 96.0%		21,345,457

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
U.S. GOVERNMENT AND AGENCIES
Federal Farm Credit Bank 0.010%, 10/01/09	$146,000	146,000
Federal Home Loan Bank 0.000%, 10/01/09	310,000	310,000
		456,000
TOTAL SHORT-TERM INVESTMENTS (COST $456,000) — 2.0%		456,000

TOTAL INVESTMENTS (COST $21,071,185) — 98.0%		21,801,457

Other assets less liabilities — 2.0%		450,054

TOTAL NET ASSETS —100.0%		$22,251,511

(equivalent to $8.27 per share; unlimited shares of $1.00 par value capital shares authorized; 2,691,396 shares outstanding)

ADR - American Depositary Receipt
CEF – Closed End Mutual Fund
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing security
[2] Non ADR
See accompanying Notes to Schedules of Investments.

SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 1.4%
BNP Paribas Finance, Inc. 0.040%, 10/01/09	$1,850,000	$1,850,000

TOTAL COMMERCIAL PAPER (Cost $1,850,000) — 1.4%		1,850,000

CORPORATE BONDS — 37.2%
Alabama Power Co. 5.800%, 11/15/13[4]	1,000,000	1,105,667
Anheuser-Busch Cos., Inc.
5.750%, 04/01/10[4]	750,000	768,166
4.700%, 04/15/12[4]	1,000,000	1,038,451
AT&T, Inc. 6.250%, 03/15/11[4]	2,000,000	2,132,692
Bank of New York Mellon Corp. 4.500%, 04/01/13	1,000,000	1,065,471
Berkshire Hathaway Finance Corp. 4.200%, 12/15/10[4]	1,000,000	1,034,055
BHP Billiton Finance USA Ltd. 5.500%, 04/01/14	1,500,000	1,659,372
Boeing Co. 3.500%, 02/15/15[4]	500,000	512,509
BP Capital Markets PLC 3.625%, 05/08/14[4]	2,000,000	2,062,786
Caterpillar, Inc. 7.000%, 12/15/13[4]	1,000,000	1,149,044
Chevron Corp. 3.450%, 03/03/12[4]	1,200,000	1,250,005
Cisco Systems, Inc. 5.250%, 02/22/11[4]	1,000,000	1,054,396
ConocoPhillips 4.600%, 01/15/15[4]	1,500,000	1,602,822
Duke Energy Carolinas, LLC 5.750%, 11/15/13[4]	1,650,000	1,824,547
General Dynamics Corp. 1.800%, 07/15/11[4]	250,000	251,430
General Electric Capital Corp. 6.875%, 11/15/10	1,500,000	1,583,892
General Mills, Inc. 5.650%, 09/10/12[4]	500,000	546,055
Hewlett-Packard Co. 4.500%, 03/01/13[4]	2,000,000	2,137,190
Home Depot, Inc. 5.200%, 03/01/11[4]	1,000,000	1,039,203
International Business Machines Corp.
7.500%, 06/15/13	500,000	581,846
6.500%, 10/15/13[4]	2,000,000	2,282,038
John Deere Capital Corp.
5.350%, 01/17/12	500,000	538,471
5.250%, 10/01/12	1,000,000	1,082,155
JPMorgan Chase & Co. 4.650%, 06/01/14	2,500,000	2,610,187
Kellogg Co. 4.250%, 03/06/13[4]	1,000,000	1,051,094
Kroger Co. 3.900%, 10/01/15[4]	500,000	504,644
Merck & Co., Inc. 4.000%, 06/30/15[4]	275,000	289,323
Morgan Stanley 6.000%, 05/13/14	1,000,000	1,065,677
Niagara Mohawk Power Corp. 3.553%, 10/01/14[3,4]	1,500,000	1,510,788
PepsiCo, Inc. 3.750%, 03/01/14[4]	2,000,000	2,084,524
Procter & Gamble Co. 3.500%, 02/15/15[4]	450,000	461,402
Procter & Gamble International Funding SCA 1.350%, 08/26/11[4]	1,000,000	1,003,931
Roche Holdings, Inc. 5.000%, 03/01/14[3,4]	2,000,000	2,164,298
U.S. Bancorp 4.200%, 05/15/14	1,500,000	1,569,130
Verizon Virginia, Inc. 4.625%, 03/15/13[4]	3,000,000	3,118,944
Wachovia Corp. 4.375%, 06/01/10	1,000,000	1,021,741
Wal-Mart Stores, Inc. 5.000%, 04/05/12	2,000,000	2,165,314
Wells Fargo & Co. 3.750%, 10/01/14	1,000,000	996,118

TOTAL CORPORATE BONDS (COST $47,378,770) — 37.2%		49,919,378

U.S. GOVERNMENT AND AGENCIES — 60.6%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 4.6%
Bank of America Corp. 3.125%, 06/15/12	3,000,000	3,122,253
John Deere Capital Corp. 2.875%, 06/19/12	1,500,000	1,550,802
Wells Fargo & Co. 2.125%, 06/15/12	1,500,000	1,522,509
TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM		6,195,564

FEDERAL FARM CREDIT BANK — 8.1%
5.250%, 09/13/10	2,000,000	2,086,742
4.700%, 10/20/10	2,875,000	2,999,490
4.875%, 02/18/11	2,000,000	2,112,400
5.000%, 09/04/13	1,000,000	1,100,841
2.625%, 04/17/14	2,000,000	2,009,556
4.350%, 04/14/15[4]	500,000	507,521
TOTAL FEDERAL FARM CREDIT BANK		10,816,550

FEDERAL HOME LOAN BANK — 6.5%
4.000%, 11/13/09	2,000,000	2,001,415
1.625%, 07/27/11	2,000,000	2,023,840
2.000%, 07/27/12[4]	1,500,000	1,505,694
4.500%, 11/15/12	2,000,000	2,165,844
3.750%, 06/14/13	1,000,000	1,058,200
TOTAL FEDERAL HOME LOAN BANK		8,754,993

FEDERAL HOME LOAN MORTGAGE CORPORATION — 6.8%
3.500%, 09/01/10	600,176	603,702
1.700%, 06/29/11[4]	2,000,000	2,018,462
2.400%, 02/17/12[4]	1,000,000	1,006,759
2.450%, 02/17/12[4]	1,000,000	1,006,284
2.125%, 03/23/12	1,000,000	1,019,136
2.050%, 05/11/12[4]	2,000,000	2,008,904
2.350%, 08/27/12[4]	1,500,000	1,514,233
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		9,177,480

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.4%
4.800%, 04/25/10	2,775,538	2,831,699
1.750%, 03/23/11	1,000,000	1,015,295
5.375%, 11/15/11	1,300,000	1,417,833
2.000%, 09/28/12[4]	2,000,000	2,003,228
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,268,055

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 9.9%
6.500%, 10/15/11	5,480	5,701
6.000%, 02/20/13	6,846	7,209
6.000%, 03/15/13	1,837	1,971
6.000%, 06/15/13	4,387	4,708
5.500%, 04/20/16	95,291	101,552
7.000%, 07/20/16	15,633	16,806
6.000%, 08/15/16	63,916	68,724
6.000%, 08/15/16	79,091	85,041
5.500%, 09/20/16	219,273	233,680
5.500%, 11/15/16	389,222	416,063
5.500%, 12/20/16	3,223	3,435
5.500%, 01/15/17	249,101	266,791
6.000%, 02/15/17	9,325	10,018
5.500%, 05/20/17	251,044	267,914
5.500%, 08/15/17	261,398	279,961
5.500%, 08/15/17	197,102	211,099
5.500%, 10/15/17	387,916	415,464
5.500%, 10/20/17	210,228	224,355
5.500%, 11/15/17	302,486	323,968
5.500%, 11/15/17	10,145	10,865
5.000%, 03/15/18	14,263	15,142
5.000%, 04/16/18[4]	1,008,626	1,074,924
5.000%, 04/20/18	754,306	798,042
5.500%, 07/20/18	286,149	305,384
4.500%, 08/15/18	8,361	8,839
5.500%, 10/20/18	202,740	216,368
5.000%, 11/15/18	7,664	8,137
5.500%, 06/20/19	403,362	429,807
5.000%, 09/15/19	9,800	10,395
5.500%, 10/20/19	209,429	223,160
5.500%, 11/20/19	502,056	534,971
5.297%, 11/16/35[4,5]	3,500,000	3,761,702
5.346%, 07/16/36[4,5]	2,700,000	2,909,574
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		13,251,770

SMALL BUSINESS ADMINISTRATION — 0.0%
9.100%, 10/01/09	71	69
8.800%, 01/01/10	397	403
9.450%, 02/01/10	257	265
TOTAL SMALL BUSINESS ADMINISTRATION		737

U.S. TREASURY SECURITIES — 19.3%
2.125%, 01/31/10	2,000,000	2,013,594
2.375%, 08/31/10	1,000,000	1,018,360
3.875%, 09/15/10	1,000,000	1,033,243
0.875%, 04/30/11	2,000,000	2,006,094
0.875%, 05/31/11	4,000,000	4,010,784
1.750%, 11/15/11	1,500,000	1,523,086
1.375%, 03/15/12	4,000,000	4,020,628
1.375%, 04/15/12	5,000,000	5,023,440
2.750%, 02/28/13	4,500,000	4,673,322
1.875%, 02/28/14	500,000	495,821
TOTAL U.S. TREASURY SECURITIES		25,818,372

TOTAL U.S. GOVERNMENT AND AGENCIES (COST $79,210,550) — 60.6%		81,283,521

TOTAL INVESTMENTS (COST $128,439,320) — 99.2%		133,052,899

Other assets less liabilities — 0.8%		1,036,503

TOTAL NET ASSETS —100.0%		$134,089,402
(equivalent to $11.50 per share; unlimited shares of $1.00 par value capital shares authorized; 11,657,527 shares outstanding)

PLC - Public Limited Company
[3] 144A Restricted Security
[4] Callable
[5] Variable Rate Security
See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AND AGENCIES — 95.1%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 2.7%
U.S. Bank N.A.
1.036%, 11/06/09	$2,500,000	$2,497,449
1.117%, 12/04/09	5,000,000	4,990,223
TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM		7,487,672

FEDERAL AGRICULTURAL MORTGAGE CORPORATION — 20.7%
0.010%, 10/01/09	50,000,000	50,000,000
0.112%, 10/22/09	5,000,000	4,999,679
0.813%, 12/23/09	1,500,000	1,497,233
TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		56,496,912

FEDERAL FARM CREDIT BANK — 8.1%
4.920%, 01/11/10	2,500,000	2,532,119
4.875%, 03/22/10	1,000,000	1,020,970
2.750%, 05/04/10	3,400,000	3,444,415
0.253%, 07/06/10[5]	5,000,000	5,001,212
0.226%, 09/03/10[5]	5,000,000	5,000,000
0.604%, 01/04/11[5]	5,000,000	5,022,952
TOTAL FEDERAL FARM CREDIT BANK		22,021,668

FEDERAL HOME LOAN BANK — 12.5%
0.000%, 10/01/09	2,000,000	2,000,000
0.687%, 10/13/09	1,075,000	1,074,757
4.000%, 11/13/09	5,100,000	5,122,880
0.293%, 12/02/09[5]	5,000,000	5,002,382
3.375%, 12/18/09	2,425,000	2,439,556
4.270%, 12/30/09[4]	3,010,000	3,040,251
0.396%, 02/19/10[5]	5,000,000	5,005,262
1.050%, 05/28/10	2,800,000	2,809,042
0.650%, 06/10/10[4]	2,500,000	2,500,710
4.250%, 06/11/10	2,500,000	2,564,375
0.650%, 07/06/10[4]	2,500,000	2,500,044
TOTAL FEDERAL HOME LOAN BANK		34,059,259

FEDERAL HOME LOAN MORTGAGE CORPORATION — 21.5%
0.142%, 10/05/09	1,900,000	1,899,970
0.162%, 10/15/09	6,500,000	6,499,596
0.081%, 10/19/09	18,244,000	18,243,270
0.101%, 10/20/09	1,250,000	1,249,934
0.117%, 10/26/09	5,089,000	5,088,593
4.150%, 10/28/09[4]	750,000	751,452
0.671%, 10/30/09[5]	5,000,000	5,002,248
0.101%, 11/02/09	2,000,000	1,999,822
4.250%, 11/12/09[4]	500,000	501,827
2.680%, 11/16/09	7,500,000	7,522,585
4.125%, 11/18/09[4]	520,000	522,545
0.142%, 11/23/09	1,575,000	1,574,675
4.125%, 11/30/09	1,000,000	1,006,406
0.410%, 07/12/10[5]	1,750,000	1,751,436
0.379%, 03/09/11[5]	5,000,000	5,009,112
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		58,623,471

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.6%
0.095%, 10/01/09	2,400,000	2,400,000
0.154%, 10/06/09	2,550,000	2,549,946
0.128%, 10/07/09	5,588,000	5,587,882
0.081%, 10/09/09	10,000,000	9,999,822
0.149%, 10/14/09	5,997,000	5,996,681
0.160%, 10/15/09	1,900,000	1,899,883
0.183%, 10/16/09	1,000,000	999,925
0.135%, 10/19/09	15,000,000	14,999,000
0.101%, 10/20/09	1,000,000	999,947
0.129%, 10/26/09	3,460,000	3,459,694
0.101%, 11/02/09	4,000,000	3,999,645
0.700%, 11/06/09	2,670,000	2,668,159
0.132%, 11/12/09	6,500,000	6,499,014
0.143%, 11/18/09	2,600,000	2,599,511
0.132%, 12/02/09	5,025,000	5,023,875
0.404%, 02/12/10[5]	5,000,000	5,006,082
4.700%, 07/28/10[4]	2,000,000	2,069,601
0.422%, 08/05/10[5]	4,100,000	4,106,633

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		80,865,300

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $259,554,282) — 95.1%		259,554,282

TOTAL INVESTMENTS (Cost $259,554,282) — 95.1%		259,554,282

Other assets less liabilities — 4.9%		13,273,464

TOTAL NET ASSETS —100.0%		$272,827,746

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 272,863,805 shares outstanding)

[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 75.9%
Abbott Laboratories
0.152%, 10/07/09[3]	$7,500,000	$7,499,812
0.142%, 10/08/09[3]	2,750,000	2,749,925
0.142%, 10/14/09[3]	2,500,000	2,499,874
0.132%, 11/17/09[3]	3,500,000	3,499,406
Alaska Housing Finance Corp.
0.761%, 11/05/09	9,000,000	8,993,437
0.710%, 11/16/09	9,000,000	8,991,950
American Honda Finance Corp. 0.172%, 10/06/09	13,500,000	13,499,681
Bank of Nova Scotia
0.183%, 10/19/09	8,500,000	8,499,235
0.193%, 11/20/09	8,500,000	8,497,757
Basin Electric Power Cooperative, Inc.
0.191%, 10/07/09[3]	4,590,000	4,589,856
0.203%, 10/13/09[3]	7,500,000	7,499,500
0.203%, 10/20/09[3]	1,250,000	1,249,868
0.203%, 10/28/09[3]	4,000,000	3,999,400
BNP Paribas Finance, Inc.
0.040%, 10/01/09	9,800,000	9,800,000
0.203%, 10/07/09	7,500,000	7,499,750
Board of Trustees of The Leland Stanford Junior University 0.190%, 10/14/09	8,000,000	8,000,000
Brown University
0.244%, 10/06/09	2,000,000	1,999,933
0.243%, 11/02/09	5,000,000	4,998,933
0.223%, 11/09/09	3,000,000	2,999,285
Brown-Forman Corp.
0.153%, 10/06/09[3]	1,146,000	1,145,976
0.157%, 10/13/09[3]	4,473,000	4,472,770
0.152%, 10/22/09[3]	8,500,000	8,499,256
Campbell Soup Co. 0.406%, 11/20/09[3]	8,000,000	7,995,556
Coca-Cola Co. 0.132%, 10/05/09[3]	3,935,000	3,934,943
ConocoPhillips
0.142%, 10/08/09[3]	8,500,000	8,499,769
0.142%, 10/16/09[3]	8,500,000	8,499,504
Danaher Corp.
0.132%, 10/26/09	7,500,000	7,499,323
0.152%, 10/28/09	2,200,000	2,199,753
Dell, Inc.
0.158%, 10/16/09	5,600,000	5,599,637
0.193%, 12/14/09	5,000,000	4,998,047
Ecolab, Inc. 0.050%, 10/01/09[3]	9,000,000	9,000,000
EI Du Pont de Nemours & Co.
0.172%, 10/22/09[3]	9,500,000	9,499,058
0.172%, 10/27/09[3]	2,000,000	1,999,754
0.152%, 10/28/09[3]	6,000,000	5,999,325
FPL Group Capital, Inc.
0.142%, 10/09/09[3]	14,500,000	14,499,549
0.152%, 10/14/09[3]	2,500,000	2,499,865
Franklin Resources, Inc.
0.183%, 10/13/09[3]	8,500,000	8,499,490
0.203%, 11/10/09[3]	8,500,000	8,498,111
Hewlett-Packard Co. 0.142%, 10/07/09[3]	13,750,000	13,749,679
JPMorgan Chase & Co.
0.170%, 10/01/09	10,000,000	10,000,000
0.122%, 10/02/09	7,000,000	6,999,977
Kreditanstalt fuer Wiederaufbau
0.152%, 10/14/09[3]	1,500,000	1,499,919
0.193%, 10/15/09[3]	7,500,000	7,499,446
0.152%, 11/03/09[3]	7,000,000	6,999,037
Medtronic, Inc.
0.152%, 10/26/09[3]	5,000,000	4,999,479
0.172%, 10/29/09[3]	1,000,000	999,868
0.172%, 12/18/09[3]	7,500,000	7,497,237
Microsoft Corp.
0.132%, 10/15/09[3]	4,200,000	4,199,788
0.142%, 11/10/09[3]	1,700,000	1,699,736
0.112%, 12/09/09[3]	7,215,000	7,213,479
Nebraska Public Power District
0.558%, 10/06/09	8,001,000	8,000,389
0.406%, 10/27/09	9,000,000	8,997,400
Nestle Capital Corp. 0.142%, 10/13/09[3]	1,500,000	1,499,930
Royal Bank of Canada
0.193%, 12/18/09	5,400,000	5,397,777
0.193%, 12/24/09	7,500,000	7,496,675
0.193%, 12/28/09	4,000,000	3,998,142
Southern Co.
0.162%, 10/13/09[3]	11,175,000	11,174,404
0.162%, 10/22/09[3]	5,600,000	5,599,477
St. Joseph County, IN 0.304%, 10/30/09	9,403,000	9,400,728
Toyota Motor Credit Corp. 0.091%, 10/14/09	17,500,000	17,499,431
United Technologies Corp. 0.122%, 10/26/09[3]	4,500,000	4,499,625
Vanderbilt University
0.233%, 10/05/09	3,002,000	3,001,923
0.223%, 11/06/09	1,152,000	1,151,747
0.223%, 11/09/09	4,402,000	4,400,951
Wal-Mart Stores, Inc. 0.061%, 10/06/09[3]	15,000,000	14,999,875
Yale University
0.223%, 10/13/09	9,000,000	8,999,340
0.223%, 11/09/09	9,000,000	8,997,855

TOTAL COMMERCIAL PAPER (Cost $439,680,602) — 75.9%		439,680,602

CORPORATE BONDS — 4.8%
Electronic Data Systems Corp. 7.125%, 10/15/09	3,460,000	3,468,728
Honeywell International, Inc. 7.500%, 03/01/10	7,485,000	7,703,844
U.S. Bancorp 4.500%, 07/29/10	7,500,000	7,721,420
Wachovia Bank N.A. 1.350%, 05/14/10[5]	7,500,000	7,532,311
Wal-Mart Stores, Inc. 4.000%, 01/15/10	1,425,000	1,439,654

TOTAL CORPORATE BONDS (Cost $27,865,957) — 4.8%		27,865,957

MUNICIPAL BONDS — 1.3%
Iowa Finance Authority 0.350%, 01/01/39[4,5]	7,355,000	7,355,000

TOTAL MUNICIPAL BONDS (Cost $7,355,000) — 1.3%		7,355,000

U.S. GOVERNMENT AND AGENCIES — 13.3%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 1.7%
U.S. Bank N.A.
0.822%, 11/02/09	5,000,000	4,996,400
1.035%, 11/06/09	5,000,000	4,994,901
TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM		9,991,301

FEDERAL FARM CREDIT BANK — 1.7%
0.253%, 07/06/10[5]	5,000,000	5,001,204
0.226%, 09/03/10[5]	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK		10,001,204

FEDERAL HOME LOAN BANK — 6.7%
0.349%, 10/01/09	9,000,000	9,000,000
0.010%, 10/02/09	3,500,000	3,499,999
4.500%, 10/09/09	5,000,000	5,004,115
3.220%, 10/30/09	2,825,000	2,830,559
4.250%, 11/13/09	1,165,000	1,169,722
6.500%, 11/13/09	1,300,000	1,308,776
0.721%, 11/20/09	1,500,000	1,498,520
0.741%, 12/11/09	2,500,000	2,496,400
3.000%, 12/15/09	1,700,000	1,707,725
1.050%, 05/28/10	5,000,000	5,016,064
0.650%, 06/10/10[4]	5,425,000	5,426,551
TOTAL FEDERAL HOME LOAN BANK		38,958,431

FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.1%
0.762%, 12/07/09	1,000,000	998,604
0.379%, 03/09/11[5]	5,000,000	5,009,112
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		6,007,716

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.1%
0.101%, 10/13/09	1,000,000	999,967
4.750%, 12/16/09[4,5]	1,000,000	1,007,959
0.422%, 08/05/10[5]	10,000,000	10,012,279
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		12,020,205

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $76,978,857) — 13.3%		76,978,857

TOTAL INVESTMENTS (Cost $551,880,416) — 95.3%		551,880,416

Other assets less liabilities — 4.7%		27,433,816

TOTAL NET ASSETS —100.0%		$579,314,232

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 579,419,704 shares outstanding)

[3] 144A Restricted Security
[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

	Principal Amount	Value
ALASKA — 1.6%
City of Valdez
0.230%, 10/01/25[4,5]	$2,000,000	$2,000,000
0.280%, 06/01/37[4,5]	500,000	500,000
		2,500,000
ARIZONA — 0.2%
Arizona Water Infrastructure Finance Authority 2.750%, 10/01/09	250,000	250,000
University of Arizona 5.800%, 06/01/24[4]	100,000	100,826
		350,826
COLORADO — 5.7%
Adams County School District No. 12
4.000%, 12/15/09	150,000	150,831
4.200%, 12/15/09	500,000	503,027
City of Aurora 3.250%, 11/01/09	250,000	250,514
Colorado Housing & Finance Authority
0.330%, 04/01/20[4,5]	900,000	900,000
0.330%, 11/01/21[4,5]	1,000,000	1,000,000
0.330%, 11/01/21[4,5]	300,000	300,000
0.330%, 11/01/21[4,5]	200,000	200,000
0.330%, 10/01/30[4,5]	2,945,000	2,945,000
0.330%, 10/01/30[4,5]	2,700,000	2,700,000
Douglas County School District No. Re-1 - Douglas & Elbert Counties 3.250%, 12/15/09	125,000	125,705
El Paso County School District No. 20 5.000%, 12/15/09	200,000	201,616
		9,276,693
CONNECTICUT — 1.4%
Connecticut Housing Finance Authority 0.300%, 05/15/39[4,5]	2,000,000	2,000,000
State of Connecticut 3.500%, 11/01/09	200,000	200,515
		2,200,515
DISTRICT OF COLUMBIA — 1.5%
District of Columbia
0.300%, 04/01/41[4,5]	1,500,000	1,500,000
0.300%, 04/01/42[4,5]	1,000,000	1,000,000
		2,500,000
FLORIDA — 7.9%
City of Jacksonville 0.350%, 10/01/32[4,5]	2,800,000	2,800,000
City of Tampa
4.500%, 10/01/09	460,000	460,000
5.500%, 10/01/29[4]	100,000	101,000
Dade County Industrial Development Authority 0.340%, 06/01/21[4,5]	3,700,000	3,700,000
JEA
0.300%, 10/01/34[4,5]	1,000,000	1,000,000
0.320%, 10/01/36[4,5]	600,000	600,000
0.450%, 10/01/38[4,5]	330,000	330,000
0.300%, 10/01/41[4,5]	2,600,000	2,600,000
JEA Florida Electric System Revenue Bond 0.250%, 10/01/38[4,5]	1,200,000	1,200,000
		12,791,000
GEORGIA — 1.6%
Carroll County School District 5.000%, 04/01/10	225,000	229,937
City of Atlanta 5.500%, 01/01/26[4]	1,750,000	1,789,354
De Kalb County 5.000%, 10/01/28[4]	100,000	101,000
Stephens County School District 4.000%, 04/01/10	400,000	406,647
		2,526,938
HAWAII — 0.3%
State of Hawaii
2.625%, 10/01/09	200,000	200,000
6.000%, 11/01/09	240,000	241,049
		441,049
ILLINOIS — 0.9%
City of Chicago
3.100%, 01/01/10	400,000	401,800
4.000%, 01/01/10	290,000	291,429
Lake County Forest Preservation District 5.250%, 12/15/09	200,000	201,825
State of Illinois
5.375%, 01/01/10	250,000	252,679
5.000%, 04/01/10	250,000	255,299
		1,403,032
KANSAS — 5.1%
City of Junction City 4.000%, 06/01/10	1,400,000	1,429,200
City of Lawrence 4.000%, 11/01/09	250,000	250,635
City of Leawood 2.000%, 09/01/10	500,000	507,071
City of Olathe 2.200%, 12/01/09[4]	150,000	150,097
City of Shawnee 3.900%, 12/01/09	250,000	251,384
Johnson County Unified School District No. 229
3.500%, 10/01/09	300,000	300,000
5.000%, 10/01/09	500,000	500,000
5.000%, 10/01/18[4]	325,000	325,000
Kansas Development Finance Authority 3.750%, 11/01/09	500,000	501,342
Kansas State Department of Transportation 0.270%, 09/01/23[4,5]	4,000,000	4,000,000
		8,214,729
LOUISIANA — 1.1%
City of Baton Rouge / Parish of East Baton Rouge 0.230%, 03/01/22[4,5]	1,700,000	1,700,000

MARYLAND — 4.3%
County of Montgomery 5.000%, 11/01/09	275,000	275,875
Maryland Health & Higher Educational Facilities Authority, Commercial Paper
0.270%, 10/05/09	2,383,000	2,383,000
0.220%, 10/07/09	4,256,000	4,256,000
		6,914,875
MASSACHUSETTS — 2.7%
Commonwealth of Massachusetts 0.350%, 01/01/21[4,5]	1,730,000	1,730,000
Massachusetts Water Resources Authority
0.330%, 08/01/20[4,5]	1,650,000	1,650,000
0.500%, 08/01/37[4,5]	1,000,000	1,000,000
		4,380,000
MICHIGAN — 0.3%
Birmingham City School District 5.000%, 11/01/09	540,000	541,908

MINNESOTA — 3.1%
City of Minneapolis 0.290%, 12/01/27[4,5]	1,000,000	1,000,000
City of Owatonna 3.000%, 03/01/10	250,000	252,328
Hennepin County 0.290%, 12/01/25[4,5]	3,625,000	3,625,000
Mankato 4.000%, 02/01/10	200,000	201,621
		5,078,949
MISSISSIPPI — 0.3%
State of Mississippi
5.500%, 11/01/09	400,000	401,708
0.400%, 09/01/25[4,5]	100,000	100,000
		501,708
MISSOURI — 6.9%
Kansas City Industrial Development Authority 0.350%, 04/01/27[4,5]	2,500,000	2,500,000
Missouri Development Finance Board 0.300%, 12/01/33[4,5]	2,000,000	2,000,000
Missouri Highway & Transportation Commission 5.500%, 02/01/10	500,000	508,397
Missouri State Health & Educational Facilities Authority
0.330%, 09/01/30[4,5]	300,000	300,000
0.330%, 09/01/30[4,5]	1,800,000	1,800,000
0.270%, 07/01/32[4,5]	2,395,000	2,395,000
0.270%, 03/01/40[4,5]	1,000,000	1,000,000
0.270%, 03/01/40[4,5]	600,000	600,000
		11,103,397
NEBRASKA — 3.0%
Douglas County School District No. 1 4.500%, 12/15/09	300,000	302,107
Lincoln Nebraska Electric System Revenue, Commercial Paper 0.250%, 10/07/09	1,500,000	1,500,000
Omaha Public Power District, Commercial Paper
0.350%, 10/01/09	2,000,000	2,000,000
0.250%, 10/08/09	1,000,000	1,000,000
		4,802,107
NEW HAMPSHIRE — 3.0%
New Hampshire Health & Education Facilities Authority
0.250%, 06/01/23[4,5]	3,270,000	3,270,000
0.280%, 06/01/31[4,5]	1,495,000	1,495,000
		4,765,000
NEW JERSEY — 0.1%
Delaware Valley Regional High School District 3.300%, 01/15/10	125,000	125,824

NEW MEXICO — 0.3%
City of Albuquerque 4.000%, 07/01/10	400,000	410,016

NEW YORK — 6.1%
City of New York
0.280%, 08/01/10[4,5]	1,400,000	1,400,000
0.320%, 02/15/13[4,5]	2,400,000	2,400,000
0.280%, 08/01/20[4,5]	800,000	800,000
0.280%, 08/01/21[4,5]	500,000	500,000
0.280%, 08/01/21[4,5]	900,000	900,000
0.230%, 08/01/31[4,5]	825,000	825,000
New York State Local Government Services Corp. 0.350%, 04/01/25[4,5]	3,000,000	3,000,000
		9,825,000
NORTH CAROLINA — 15.8%
Buncombe County
0.540%, 12/01/11[4,5]	1,700,000	1,700,000
0.540%, 12/01/15[4,5]	1,175,000	1,175,000
0.540%, 12/01/16[4,5]	820,000	820,000
0.540%, 12/01/18[4,5]	1,000,000	1,000,000
0.540%, 12/01/20[4,5]	1,385,000	1,385,000
City of Charlotte 0.370%, 06/01/25[4,5]	4,665,000	4,665,000
City of Greensboro 0.370%, 02/01/28[4,5]	500,000	500,000
County of Pender 4.250%, 03/01/10	500,000	507,368
County of Wake
0.320%, 04/01/19[4,5]	3,140,000	3,140,000
0.320%, 04/01/21[4,5]	700,000	700,000
Cumberland County 5.250%, 10/01/29[4]	1,000,000	1,010,000
Mecklenburg County 0.350%, 04/01/18[4,5]	950,000	950,000
New Hanover County 0.390%, 02/01/26[4,5]	3,200,000	3,200,000
State of North Carolina
0.230%, 05/01/21[4,5]	3,000,000	3,000,000
0.350%, 05/01/21[4,5]	1,800,000	1,800,000
		25,552,368
OHIO — 0.2%
Medina City School District 5.250%, 12/01/28[4]	250,000	251,793
Toledo City School District 2.750%, 12/01/09	100,000	100,121
		351,914
OKLAHOMA — 0.1%
Tulsa County Independent School District No. 1 - Tulsa 4.000%, 01/01/10	200,000	201,746

PENNSYLVANIA — 3.5%
Beaver County Industrial Development Authority 0.340%, 12/01/20[4,5]	4,150,000	4,150,000
Pennsylvania Turnpike Commission 0.320%, 12/01/38[4,5]	1,000,000	1,000,000
Philadelphia School District 0.370%, 09/01/30[4,5]	515,000	515,000
		5,665,000
RHODE ISLAND — 0.5%
Rhode Island Health & Educational Building Corp. 0.270%, 09/01/32[4,5]	750,000	750,000

SOUTH CAROLINA — 1.5%
City of Charleston 0.320%, 01/01/33[4,5]	1,500,000	1,500,000
Richland County School District No. 1 5.600%, 03/01/19[4]	850,000	867,150
		2,367,150
SOUTH DAKOTA — 2.9%
South Dakota Housing Development Authority 0.500%, 05/01/32[4,5]	4,700,000	4,700,000

TENNESSEE — 2.6%
County of Shelby 0.370%, 03/01/11[4,5]	300,000	300,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond
0.300%, 10/01/30[4,5]	900,000	900,000
0.250%, 10/01/44[4,5]	3,000,000	3,000,000
		4,200,000
TEXAS — 8.5%
City of Denton 5.000%, 12/01/09	500,000	503,070
Dallas Independent School District 5.000%, 02/15/10	400,000	406,371
Harris County, Commercial Paper 0.300%, 10/09/09	6,500,000	6,500,000
North East Independent School District 5.750%, 02/01/20[4]	200,000	203,338
Pasadena Independent School District 4.000%, 02/15/10	450,000	455,554
Texas Public Finance Authority, Commercial Paper
0.300%, 10/02/09	4,000,000	4,000,000
0.300%, 10/06/09	1,500,000	1,500,000
Ysleta Independent School District Public Facility Corp. 6.000%, 11/15/24[4]	150,000	150,901
		13,719,234
UTAH — 0.6%
Iron County School District 3.000%, 01/15/10	1,030,000	1,037,105

VIRGINIA — 1.6%
County of Fairfax 5.000%, 10/01/09	200,000	200,000
Virginia College Building Authority
0.320%, 02/01/26[4,5]	1,000,000	1,000,000
0.320%, 02/01/26[4,5]	1,200,000	1,200,000
Virginia Resources Authority 5.000%, 10/01/09	200,000	200,000
		2,600,000
WASHINGTON — 1.5%
City of Kent 3.000%, 12/01/09	135,000	135,540
City of Seattle 5.000%, 11/01/09	250,000	250,937
City of Tacoma 4.000%, 12/01/09	500,000	502,682
County of King 5.250%, 12/01/09	1,000,000	1,007,465
King County School District No. 401 - Highline 4.250%, 12/01/09	125,000	125,665
Snohomish County School District No. 16 - Arlington 5.500%, 12/01/09	100,000	100,739
Snohomish County School District No. 2 - Everett 4.000%, 12/01/09	100,000	100,585
Snohomish County School District No. 6 - Mukilteo 5.650%, 12/01/09	250,000	252,053
		2,475,666
WISCONSIN — 0.6%
City of Appleton 5.125%, 01/01/10	160,000	161,682
City of Oshkosh 3.250%, 12/01/09	850,000	853,419
		1,015,101
WYOMING — 0.7%
County of Uinta 0.350%, 08/15/20[4,5]	1,100,000	1,100,000

TOTAL INVESTMENTS (Cost $158,088,850) — 98.0%		158,088,850

Other assets less liabilities — 2.0%		3,294,932

TOTAL NET ASSETS —100.0%		$161,383,782

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 161,465,582 shares outstanding)

[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust currently consists of the following ten diversified portfolios: Scout Stock Fund (“Stock”), Scout Mid Cap Fund (“Mid Cap”), Scout Small Cap Fund (“Small Cap”), Scout TrendStar Small Cap Fund (“TrendStar Small Cap”), Scout International Fund (“International”), Scout International Discovery Fund (“International Discovery”), Scout Bond Fund (“Bond”), Scout Money Market Fund – Federal Portfolio (“Money Market - Federal Portfolio”), Scout Money Market Fund – Prime Portfolio (“Money Market - Prime Portfolio”) and Scout Tax-Free Money Market Fund (“Tax-Free Money Market”), (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 2006, the Scout International Fund was known as the UMB Scout WorldWide Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective

Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
TrendStar Small Cap	Long-term growth of capital
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Bond	Maximum current income consistent with quality and maturity standards
Money Market – Federal Portfolio	Maximum income consistent with safety of principal and liquidity
Money Market – Prime Portfolio	Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market	Highest level of income exempt from federal income tax consistent with quality and maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Security Valuations – Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange.   Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If there are no sales, the security is valued at the mean between the last current closing bid and asked prices.  Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Money market holdings are valued at amortized cost according to Rule 2a-7 of the Investment Company Act of 1940.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International and International Discovery Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Dividend income and distributions to shareholders are recorded on ex-dividend dates.  Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for fiscal years and interim periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. The Funds adopted Fair Value Measurements and Disclosures on July 1, 2008.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Funds’ assets:

Stock:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 12,018,345	$ -	$ -	$ 12,018,345
Consumer Staples	10,110,040	-	-	10,110,040
Energy	14,545,563	-	-	14,545,563
Financials	15,497,550	-	-	15,497,550
Health Care	12,874,400	-	-	12,874,400
Industrials	11,287,310	-	-	11,287,310
Information Technology	23,749,960	-	-	23,749,960
Materials	6,346,670	-	-	6,346,670
Utilities	3,381,900	-	-	3,381,900
U.S. Government and Agencies	-	1,169,000	-	1,169,000
Total	$ 109,811,738	$ 1,169,000	$ -	$ 110,980,738

Mid Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 11,644,504	$ -	$ -	$ 11,644,504
Consumer Staples	865,556	-	-	865,556
Energy	9,358,596	-	-	9,358,596
Financials	13,868,059	-	-	13,868,059
Health Care	5,512,936	-	-	5,512,936
Industrials	10,819,968	-	-	10,819,968
Information Technology	11,833,784	-	-	11,833,784
Materials	7,984,689	-	-	7,984,689
Miscellaneous	614,812	-	-	614,812
Telecommunication Services	1,005,630	-	-	1,005,630
Utilities	365,812	-	-	365,812
U.S. Government and Agencies	-	943,000	-	943,000
Total	$ 73,874,346	$ 943,000	$ -	$ 74,817,346

Small Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 85,631,942	$ -	$ -	$ 85,631,942
Consumer Staples	7,310,500	-	-	7,310,500
Energy	61,389,900	-	-	61,389,900
Financials	20,540,700	-	-	20,540,700
Health Care	41,792,650	-	-	41,792,650
Industrials	113,361,717	-	-	113,361,717
Information Technology	146,350,544	-	-	146,350,544
Materials	40,278,277	-	-	40,278,277
U.S. Government and Agencies	-	8,781,000	-	8,781,000
Total	$ 516,656,230	$ 8,781,000	$ -	$ 525,437,230

TrendStar Small Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 1,281,826	$ -	$ -	$ 1,281,826
Consumer Staples	494,974	-	-	494,974
Energy	455,778	-	-	455,778
Financials	1,444,760	-	-	1,444,760
Health Care	2,548,140	-	-	2,548,140
Industrials	1,713,542	-	-	1,713,542
Information Technology	3,970,892	-	-	3,970,892
Miscellaneous	377,364	-	-	377,364
U.S. Government and Agencies	-	412,000	-	412,000
Total	$ 12,287,276	$ 412,000	$ -	$ 12,699,276

International:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 374,764,638	$ -	$ -	$ 374,764,638
Consumer Staples	544,706,152	-	-	544,706,152
Energy	337,762,521	41,475,368	-	379,237,889
Financials	960,017,995	-	-	960,017,995
Health Care	517,038,305	-	-	517,038,305
Industrials	404,771,048	-	-	404,771,048
Information Technology	514,240,058	-	-	514,240,058
Materials	359,005,515	-	-	359,005,515
Telecommunication Services	192,425,738	-	-	192,425,738
Utilities	61,143,623	-	-	61,143,623
U.S. Government and Agencies	-	138,882,955	-	138,882,955
Totals	$4,265,875,593	$ 180,358,323	$ -	$4,446,233,916

International Discovery:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 3,407,704	$ -	$ -	$ 3,407,704
Consumer Staples	1,863,992	-	-	1,863,992
Energy	833,939	255,803	-	1,089,742
Financials	2,794,517	577,293	-	3,371,810
Health Care	1,689,122	-	-	1,689,122
Industrials	3,938,335	-	-	3,938,335
Information Technology	2,814,224	-	-	2,814,224
Materials	1,292,139	-	-	1,292,139
Miscellaneous	1,124,286	-	-	1,124,286
Telecommunication Services	588,863	-	-	588,863
Utilities	165,240	-	-	165,240
U.S. Government and Agencies	-	456,000	-	456,000
Totals	$ 20,512,361	$ 1,289,096	$ -	$ 21,801,457

Bond:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 1,850,000	$ -	$ 1,850,000
Corporate Debt	-	49,919,378	-	49,919,378
U.S. Government and Agencies	-	81,283,521	-	81,283,521
Total	$ -	$ 133,052,899	$ -	$ 133,052,899

Money Market - Federal Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 259,554,282	$ -	$ 259,554,282
Total	$ -	$ 259,554,282	$ -	$ 259,554,282

Money Market - Prime Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 439,680,602	$ -	$ 439,680,602
Corporate Debt	-	27,865,957	-	27,865,957
Municipal Bonds	-	7,355,000	-	7,355,000
U.S. Government and Agencies	-	76,978,857	-	76,978,857
Total	$ -	$ 551,880,416	$ -	$ 551,880,416

Tax-Free Money Market:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 23,139,000	$ -	$ 23,139,000
Municipal Bonds	-	134,949,850	-	134,949,850
Total	$ -	$ 158,088,850	$ -	$ 158,088,850

In March, 2008, FASB issued Derivatives and Hedging effective for fiscal years and interim periods beginning after November 15, 2008. Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  The Funds adopted Derivatives and Hedging on June 30, 2009. The Funds do not hold any derivative or hedging positions as of September 30, 2009.

The International and International Discovery Funds’ policies permit the Funds to enter into forward foreign currency exchange contracts (“FFCECs”) principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  The investment policies of the remaining Funds are such that they are not permitted to invest in FFCECs.  FFCECs involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The FFCECs were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into FFCECs include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.

During the quarter ended September 30, 2009, the International Fund entered into 14 contracts resulting in a realized gain of (in thousands) $82.  The International Discovery Fund entered into 30 contracts resulting in a realized gain of (in thousands) $3.

b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on September 30, 2009.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.   Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid.  Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

c)	Federal Income Taxes – At September 30, 2009, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

		GROSS	GROSS	NET
	COST OF	UNREALIZED	UNREALIZED	UNREALIZED
	INVESTMENTS FOR	APPRECIATION FOR	DEPRECIATION FOR	APPRECIATION FOR
	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX
FUND	PURPOSES	PURPOSES	PURPOSES	PURPOSES
Stock	102,649,266	12,355,920	(4,024,448)	8,331,472
Mid Cap	59,301,257	16,493,109	(977,020)	15,516,089
Small Cap	460,758,075	79,715,669	(15,036,514)	64,679,155
TrendStar Small Cap	12,491,938	1,965,649	(1,758,311)	207,338
International	3,682,166,035	995,862,638	(231,794,757)	764,067,881
International Discovery	21,216,788	2,600,502	(2,015,833)	584,669
Bond	128,444,038	4,627,071	(18,210)	4,608,861
Money Market - Federal Portfolio	259,554,282	-	-	-
Money Market - Prime Portfolio	551,880,416	-	-	-
Tax-Free Money Market	158,088,850	-	-	-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

e)
Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

f)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

g)
Multiple Share Class – Money Market Funds – The Money Market – Federal Portfolio, Money Market – Prime Portfolio, and Tax-Free Money Market Funds each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% distribution fee. The Investor Class shares have no distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
October 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
October 19, 2009

/s/ C. Warren Green
C. Warren Green
Principal Financial Officer
October 16, 2009